UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5497

Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
C/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q
JULY 31, 2005

ITEM 1.      SCHEDULE OF INVESTMENTS

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 96.8%
Alabama — 0.7%
$ 615,000	NR	Capstone Improvement District of Brookwood, AL, Series A, 7.700% due
		8/15/23 (a)	$61,500
1,000,000	AAA	West Jefferson, AL, Amusement & Public Park Authority Revenue,
		Visionland Project, Call 12/1/06 @102, 8.000% due 12/1/26 (b)	1,086,940

		Total Alabama	1,148,440

Alaska — 3.0%
1,055,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs
		Alaska Cargoport, 8.125% due 5/1/31 (c)	1,120,136
		Alaska State Housing Financial Corp., General Housing:
2,000,000	AAA	Series A, FGIC-Insured, 5.000% due 12/1/26 (d)(e)	2,104,960
1,650,000	AAA	Series B, MBIA-Insured, 5.250% due 12/1/30	1,770,351

		Total Alaska	4,995,447

Arizona — 3.1%
1,500,000	NR	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical
		Center, Series A, 7.625% due 12/1/29	1,612,170
935,000	NR	Maricopa County, AZ, IDA, MFH Revenue, Gran Victoria Housing LLC
		Project, Series B, 10.000% due 5/1/31 (f)	944,415
1,795,000	NR	Phoenix, AZ, IDA, MFH Revenue, Ventana Palms Apartments Project, Series
		B, 8.000% due 10/1/34	1,549,265
1,000,000	AAA	Yuma & La Paz Counties, Arizonal Community College District, Arizona
		Western College, FSA-Insured, 5.000% due 7/1/24	1,060,110

		Total Arizona	5,165,960

Arkansas — 1.1%
		Arkansas State Development Financing Authority:
1,000,000	BBB	Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @
		100, 7.375% due 2/1/29 (b)	1,167,560
600,000	BB+	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.750%
		due 8/1/25 (c)	687,732

		Total Arkansas	1,855,292

California — 10.8%
1,500,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20 (f)	1,576,320
2,000,000	A3(g)	California Health Facilities Financing Authority Revenue, Refunding, Cedars-
		Sinai Medical Center, 5.000% due 11/15/27	2,068,020
		California State Department of Water Resources & Power Supply Revenue,
		Series A:
5,000,000	AAA	MBIA-IBC-Insured, 5.375% due 5/1/21 (d)(e)	5,465,650
1,500,000	AAA	XLCA-Insured, 5.375% due 5/1/17	1,644,375
1,500,000	NR	California Statewide CDA Revenue, East Valley Tourist Project, Series A,
		9.250% due 10/1/20	1,655,400
		Golden State Tobacco Securitization Corp., California Tobacco Settlement
		Revenue:
2,000,000	BBB	Asset Backed, Series A-4, 7.800% due 6/1/42 (d)(e)	2,460,920
1,000,000	A-	Enhanced Asset Backed, Series B, Call 6/1/13 @ 100, 5.625% due
		6/1/38 (b)	1,121,790
1,865,000	Ba2(g)	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	1,936,579

		Total California	17,929,054

Colorado — 4.1%
500,000	NR	Beacon Point Metropolitan District, GO, Series A, 6.250% due 12/1/35	505,745
		Colorado Educational & Cultural Facilities Authority Revenue:
		Charter School:
890,000	AAA	Peak to Peak Project, Call 8/15/11 @100, 7.500% due 8/15/21 (b)	1,051,660

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Colorado (continued)
$ 1,230,000	AAA	Bromley School Project, Refunding, XLCA-Insured, 5.125% due
		9/15/25	$1,311,438
2,000,000	NR	Colorado Lutheran High School Association Project, Series A, 7.625%
		due 6/1/34 (d)(e)	2,107,900
785,000	NR	Elbert County Charter, 7.375% due 3/1/35	793,611
500,000	NR	High Plains, CO, Metropolitan District, Series A, 6.250% due 12/1/35	505,745
500,000	NR	Southlands, CO, Metropolitan District Number 1, GO, 7.125% due 12/1/34	551,020

		Total Colorado	6,827,119

District of Columbia — 1.3%
1,895,000	AAA	District of Columbia COP, District Public Safety & Emergency, AMBAC-
		Insured, 5.500% due 1/1/20 (d)(e)	2,093,406

Florida — 11.7%
1,000,000	NR	Beacon Lakes, FL, Community Development District, Special Assessment,
		Series A, 6.900% due 5/1/35	1,041,790
1,500,000	NR	Bonnet Creek Resort Community Development District, Special Assessment,
		7.500% due 5/1/34	1,621,905
2,000,000	NR	Capital Projects Finance Authority of Florida\Student Housing Revenue,
		Capital Projects Loan Program, Florida University, Series A, 7.850% due
		8/15/31 (d)(e)	1,983,040
2,000,000	NR	Capital Projects Finance Authority, FL, Continuing Care Retirement
		Glenridge on Palmer Ranch, Series A, 8.000% due 6/1/32 (d)(e)	2,207,540
1,000,000	NR	Capital Trust Agency Revenue, Seminole Tribe Convention Center, Series A,
		10.000% due 10/1/33	1,102,270
980,000	NR	Century Parc Community Development District, Special Assessment, 7.000%
		due 11/1/31	1,042,191
1,000,000	A	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health
		Systems, Series D, 6.000% due 11/15/25	1,096,100
875,000	NR	Homestead, FL, IDR, Community Rehabilitation Providers Program, Series
		A, 7.950% due 11/1/18	880,014
2,000,000	BB+	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, Series
		A, 7.875% due 12/15/25 (c)(d)(e)	2,060,600
1,000,000	NR	Orange County, FL, Health Facilities Authority Revenue, First Mortgage,
		GF/Orlando, Inc. Project, 9.000% due 7/1/31	1,031,140
495,000	AAA	Palm Beach County, FL, Health Facilities Authority Revenue, John F.
		Kennedy Memorial Hospital, Inc. Project, 9.500% due 8/1/13 (h)	617,730
2,000,000	NR	Reunion East Community Development District, Special Assessment, Series
		A, 7.375% due 5/1/33 (d)(e)	2,216,600
1,000,000	B-	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,005,730
1,515,000	NR	Waterlefe, FL, Community Development District, Golf Course Revenue,
		8.125% due 10/1/25	1,533,756

		Total Florida	19,440,406

Georgia — 4.8%
		Atlanta, GA, Airport Revenue:
1,000,000	AAA	Series B, FGIC-Insured, 5.625% due 1/1/30 (c)	1,058,490
1,000,000	AAA	Series G, FSA-Insured, 5.000% due 1/1/26	1,057,640
2,500,000	NR	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due
		12/1/24 (d)(e)	2,736,325
1,000,000	NR	Brunswick & Glynn County, GA, Development Authority, First Mortgage
		Revenue, Coastal Community Retirement, Series A, 7.250% due 1/1/35	1,049,950
1,000,000	BBB+(i)	Gainesville & Hall County, GA, Development Authority Revenue, Senior
		Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,080,920
1,005,000	NR	Walton County, GA, IDA Revenue, Walton Manufacturing Co. Project,
		8.500% due 9/1/07	1,035,351

		Total Georgia	8,018,676

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Illinois — 1.3%
$ 2,000,000	AAA	Chicago, IL, GO, Neighborhoods Alive 21 Program, FGIC-Insured, Call
		1/1/11 @ 100, 5.500% due 1/1/31 (b)(d)(e)	$2,166,840

Indiana — 2.1%
2,500,000	BBB	East Chicago Industrial, PCR, IN, Inland Steel Co. Project Number 10,
		6.800% due 6/1/13 (d)(e)	2,514,850
1,000,000	BBB-	Indiana State Development Finance Authority, PCR, Inland Steel Co. Project
		Number 13, 7.250% due 11/1/11 (c)	1,042,190

		Total Indiana	3,557,040

Louisiana — 2.1%
1,000,000	NR	Epps, LA, COP, 8.000% due 6/1/18	1,039,100
1,600,000	NR	Louisiana Local Government Environmental Facilities, CDA Revenue, St.
		James Place, Series A, 7.000% due 11/1/25	1,508,928
1,000,000	BB-	Port of New Orleans, LA, IDR, Continental Grain Co. Project, 7.500%
		due 7/1/13	1,014,460

		Total Louisiana	3,562,488

Maryland — 1.0%
1,500,000	NR	Maryland State Economic Development Corp. Revenue, Chesapeake Bay,
		Series A, 7.730% due 12/1/27	1,594,230

Massachusetts — 4.2%
955,000	NR	Boston, MA, IDA Revenue, Roundhouse Hospitality LLC Project, 7.875%
		due 3/1/25 (c)	965,361
1,000,000	NR	Massachusetts State DFA Revenue, Briarwood, Series B, Call 12/1/10 @ 101,
		8.250% due 12/1/30 (b)	1,237,840
1,000,000	BBB	Massachusetts State HEFA Revenue, Caritas Christi Obligation, Series B,
		6.750% due 7/1/16	1,132,040
1,900,000	NR	Massachusetts State IFA Revenue, Assisted Living Facilities, Marina Bay
		LLC Project, 7.500% due 12/1/27 (c)(d)(e)	1,967,773
425,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (h)	604,074
1,000,000	AAA	Massachusetts State, School Building Authority, Dedicated Sales Tax
		Revenue, Series A, FSA-Insured, 5.000% due 8/15/20	1,076,820

		Total Massachusetts	6,983,908

Michigan — 6.9%
2,130,000	NR	Allen Academy, COP, 7.500% due 6/1/23 (d)(e)	2,090,744
		Cesar Chavez Academy, COP:
1,000,000	NR	8.000% due 2/1/33	1,045,250
1,000,000	NR	7.250% due 2/1/33	984,780
1,900,000	Ba1(g)	Garden City, MI, HFA, Hospital Revenue, Garden City Hospital Obligation
		Group, Series A, 5.625% due 9/1/10	1,896,181
1,000,000	NR	Gaudior Academy, COP, 7.250% due 4/1/34	1,019,930
1,750,000	NR	Kalamazoo Advantage Academy, COP, 8.000% due 12/1/33	1,780,415
1,000,000	NR	Merritt Academy, COP, 7.250% due 12/1/24	1,010,620
1,000,000	NR	Star International Academy, COP, 7.000% due 3/1/33	1,020,880
700,000	NR	William C. Abney Academy, COP, 6.750% due 7/1/19	696,829

		Total Michigan	11,545,629

Minnesota — 0.5%
1,000,000	NR	Minneapolis & St. Paul, MN, Metropolitan Airport Commission Special
		Facilities Revenue, Northwest Airlines Project, Series A, 7.000% due
		4/1/25 (c)	920,070

Mississippi — 0.9%
1,480,000	Aaa(g)	Jackson, MS, Public School District, FSA-Insured, 5.000% due 10/1/20	1,593,871

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Missouri — 0.2%
$ 250,000	NR	St. Joseph, MO, IDA Health Care Revenue, Living Community of St. Joseph
		Project, 7.000% due 8/15/32	$265,085

Montana — 1.5%
2,515,000	NR	Montana State Board of Investment, Resource Recovery Revenue,
		Yellowstone Energy LP Project, 7.000% due 12/31/19 (c)(d)(e)	2,486,731

New Hampshire — 1.0%
1,600,000	A	New Hampshire HEFA Revenue, Covenant Health System, 5.500% due
		7/1/34	1,686,288

New Jersey — 5.7%
1,500,000	AAA	Casino Reinvestment Development Authority Revenue, Series A, MBIA-
		Insured, 5.250% due 6/1/20	1,628,175
		New Jersey EDA:
1,230,000	NR	First Mortgage, Lions Gate Project, Series A, 5.875% due 1/1/37	1,250,812
1,000,000	NR	Retirement Community Revenue, SeaBrook Village, Inc., Series A,
		8.250% due 11/15/30	1,114,970
3,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas
		Hospital Obligation Group, 7.500% due 7/1/30	3,372,840
1,750,000	BBB	Tobacco Settlement Financing Corp., 6.750% due 6/1/39 (d)(e)	2,083,550

		Total New Jersey	9,450,347

New Mexico — 1.4%
		Albuquerque, NM, Hospital Revenue, Southwest Community Health Services,
		Call 8/1/08 @100:
200,000	AAA	10.000% due 8/1/12 (b)	229,810
105,000	AAA	10.125% due 8/1/12 (b)	120,954
1,000,000	NR	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	985,420
940,000	NR	Sandoval County, NM, Project Revenue, Santa Ana Pueblo Project, 7.750%
		due 7/1/15	968,820

		Total New Mexico	2,305,004

New York — 7.3%
700,000	NR	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical
		Center, Inc., Series A, 8.250% due 11/15/30	759,248
500,000	Aaa(g)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured,
		GNMA-Collateralized, 5.500% due 3/20/40	546,650
2,000,000	AAA	Metropolitan Transportation Authority of New York, Series A, AMBAC-
		Insured, 5.000% due 7/1/30 (d)(e)	2,088,940
1,000,000	NR	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village
		Project, 8.550% due 11/15/32	1,085,360
		New York City, NY, IDA, Civic Facilities Revenue:
1,340,000	NR	Community Residence for the Developmentally Disabled Project,
		7.500% due 8/1/26	1,402,618
1,000,000	NR	Special Needs Facilities Pooled Program, Series A-1, 8.125% due 7/1/19	1,086,310
1,000,000	AAA	New York City, NY, Municipal Water Finance Authority, Water & Sewer
		System Revenue, Series C, MBIA-Insured, 5.000% due 6/15/27	1,063,200
		New York State Dormitory Authority Revenue:
1,500,000	AAA	Mental Health Services Facilities Improvement, Series B, AMBAC-
		Insured, 5.000% due 2/15/35	1,582,590
1,450,000	AAA	Montefiore Hospital, FGIC/FHA-Insured, 5.000% due 8/1/29	1,531,910
970,000	NR	Suffolk County, NY, IDA, Civic Facilities Revenue, Eastern Long Island
		Hospital Association, Series A, 7.750% due 1/1/22	1,009,722

		Total New York	12,156,548

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

North Carolina — 0.6%
$ 965,000	NR	North Carolina Medical Care Community, Health Care Facilities Revenue,
		First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29	$1,009,294

Ohio — 2.8%
1,500,000	BBB	Cuyahoga County, OH\Hospital Facilities Revenue, Canton, Inc. Project,
		7.500% due 1/1/30	1,687,815
		Montgomery County, OH, Health Systems Revenue:
1,035,000	AAA	Series B-1, Call 7/1/06 @102, 8.100% due 7/1/18 (b)	1,103,465
260,000	AAA	Unrefunded Balance, Series B-1, Call 7/1/06 @102, 8.100% due 7/1/18 (b)	276,071
1,500,000	BB+	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution
		Control, Series A, 6.000% due 12/1/13	1,586,850

		Total Ohio	4,654,201

Pennsylvania — 3.5%
2,200,000	NR	Allegheny County, PA, IDA, Airport Special Facitlities Revenue, USAir, Inc.
		Project, Series B, 8.500% due 3/1/21 (a)(c)	46,750
1,000,000	NR	Cumberland County, PA, Municipal Authority Retirement Community
		Revenue, Wesley Affiliated Services Inc. Project, Series A, 7.250% due 1/1/35	1,079,160
2,640,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue,
		Temple Continuing Care Center, 6.625% due 7/1/19 (a)	528,264
990,000	NR	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services,
		Inc. Project, Series A, 7.500% due 2/15/29	1,021,205
1,000,000	NR	Philadelphia, PA, Authority for IDR, Host Marriot LP Project, Remarketed
		10/31/95, 7.750% due 12/1/17	1,014,250
2,000,000	NR	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone
		Highlands Health, Series B, 8.125% due 11/15/30 (d)(e)	2,181,640

		Total Pennsylvania	5,871,269

South Carolina — 0.4%
225,000	NR	Florence County, SC, IDR, Stone Container Corp., 7.375% due 2/1/07	226,130
385,000	NR	McCormick County, SC, COP, 9.750% due 7/1/09	388,838

		Total South Carolina	614,968

Texas — 10.2%
1,155,000	Ba1(g)	Bexar County, TX, Housing Finance Corp., MFH Revenue, Nob Hill
		Apartments, Series B, 8.500% due 6/1/31	1,111,711
965,000	NR	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental
		Lady Ester, Series A, 6.875% due 6/1/29	911,298
1,000,000	NR	Grand Prairie, TX, Housing Finance Corp., Independent Senior Living Center
		Revenue, 7.750% due 1/1/34	1,017,150
2,000,000	BB	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum
		Corp. Project, 7.500% due 10/1/12 (c)(d)(e)(j)	2,257,820
2,750,000	B-	Houston, TX, Airport Systems Revenue, Special Facilities, Continental
		Airlines, Inc. Project, Series C, 6.125% due 7/15/27 (c)(d)(e)	2,319,955
1,100,000	NR	Intercontinental Airport, Houston Public Facilities Corp. Project Revenue,
		7.750% due 5/1/26	1,096,425
1,000,000	AAA	Laredo, TX, ISD Public Facility Corp. Lease Revenue, Series A, AMBAC-
		Insured, 5.000% due 8/1/29	1,031,310
1,000,000	NR	Midlothian, TX, Development Authority, Tax Increment Contract Revenue,
		6.200% due 11/15/29	1,014,750
1,000,000	AAA	North Texas Throughway Authority, Dallas North Tollway Systems Revenue,
		Series A, FSA-Insured, 5.000% due 1/1/35	1,048,150
1,000,000	BB-	Port Corpus Christi, TX, Industrial Development Corp., CITGO Petroleum
		Corp. Project, 8.250% due 11/1/31 (c)	1,069,610
965,000	B3(g)	Texas State Affordable Housing Corp., MFH Revenue, HIC
		Arborstone/Baybrook, Series C, 7.250% due 11/1/31 (k)(l)	66,585

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Texas (continued)
$ 1,865,000	NR	West Texas Detention Facility Corp. Revenue, 8.000% due 2/1/25	$1,927,104
		Willacy County, TX, PFC Project Revenue:
1,000,000	NR	County Jail, 7.500% due 11/1/25	1,021,270
1,000,000	NR	Series A-1, 8.250% due 12/1/23	1,040,670

		Total Texas	16,933,808

Virginia — 1.6%
505,000	NR	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue,
		Parkwood Court Apartments Project, Series C, 8.125% due 4/1/30	510,616
1,000,000	NR	Broad Street CDA Revenue, 7.500% due 6/1/33	1,106,400
1,000,000	NR	Fairfax County, VA, EDA Revenue, Retirement Community, Greenspring
		Village, Inc., Series A, 7.500% due 10/1/29	1,068,510

		Total Virginia	2,685,526

Wisconsin — 1.0%
		Wisconsin State HEFA Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,110,050
1,745,000	NR	Benchmark Healthcare of Green Bay, Inc. Project, Series A, 7.750%
		due 5/1/27 (a)	523,779

		Total Wisconsin	1,633,829

		TOTAL MUNICIPAL BONDS
		(Cost — $161,179,019)	161,150,774

SHARES

COMMON STOCK — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
		Mobile Energy Services LLC, Restricted*(k)(l)
3,180		(Cost — $988,235)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $162,167,254)	161,150,774

FACE
AMOUNT	RATING‡

SHORT-TERM INVESTMENTS — 3.9%(m)
California — 0.3%
$ 500,000	A-1+	Metropolitan Water District of Southern California, Series B-1, SPA-Dexia,
		2.230%, 8/4/05	500,000

Florida — 0.3%
500,000	VMIG1(g)	Brevard County, FL, Health Facilities Authority, Refunding Bonds, Health
		First Inc. Project, LOC-Suntrust Bank, 2.330%, 8/1/05	500,000

Oregon — 0.2%
400,000	VMIG1(g)	Oregon State GO, Series 73G, SPA-JPMorgan Chase Bank, 2.300%, 8/3/05	400,000

Pennsylvania — 0.8%
		Philadelphia, PA:
300,000	A-1+	Hospital & Higher Children's Hospital PA, Children's Hospital
		Philadelphia A, SPA-Fleet National Bank, 2.330%, 8/1/05	300,000
1,000,000	A-1+	Hospitals & Higher Education Facilities Authority, Hospital Revenue,
		Children's Hospital Project, Series A, SPA-JPMorgan Chase Bank,
		2.330%, 8/1/05	1,000,000

		Total Pennsylvania	1,300,000

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT		SECURITY	VALUE

Tennessee — 0.5%
$ 800,000	VMIG1(g)	Sevier County, TN, Public Building Authority, Local Government
		Improvement, Series IV-H-1, AMBAC-Insured, SPA-JPMorgan Chase
		Bank, 2.330%, 8/1/05	$800,000

Texas — 1.8%
		Harris County, TX, Health Facilities Development Corp. Revenue:
1,400,000	A-1+	Refunding Bonds, The Methodist Systems, Series B, 2.330%, 8/1/05	1,400,000
1,600,000	A-1+	St. Luke's Episcopal Hospital, Series B, 2.330%, 8/1/05	1,600,000

		Total Texas	3,000,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $6,500,000)	6,500,000

		TOTAL INVESTMENTS — 100.7% (Cost — $168,667,254#)	167,650,774
		Liabilities in Excess of Other Assets — (0.7)%	(1,199,885)

		TOTAL NET ASSETS — 100.0%	$166,450,889

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	Security is currently in default.
(b)	Pre-Refunded bonds are escrowed with government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	All or a portion of this security is segregated for open futures contracts.
(e)	All or a portion of this security is segregated for extended settlements.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	Rating by Moody's Investors Service.
(h)	Bonds are escrowed to maturity by government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(i)	Rating by Fitch Rating Service.
(j)	Maturity date shown represents the mandatory tender date.
(k)	Illiquid security.
(l)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(m)	Variable rate demand obligation has a demand feature under which the Fund could tender it back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - CDA - COP - DFA - EDA - FGIC - FHA - FSA - GNMA - GO - HEFA - HFA - IBC - IDA - IDR - IFA - ISD - LOC - MBIA - MFH - PCR - PFC - SPA - VA - XLCA -	Ambac Assurance Corporation
Community Development Authority
Certificate of Participation
Development Finance Agency
Economic Development Authority
Financial Guaranty Insurance Company
Federal Housing Administration
Financial Security Assurance
Government National Mortgage Association
General Obligation
Health & Educational Facilities Authority
Housing Finance Authority
Insured Bond Certificates
Industrial Development Authority
Industrial Development Revenue
Industrial Finance Agency
Independent School District
Letter of Credit
Municipal Bond Investors Assurance Corporation
Multi-Family Housing
Pollution Control Revenue
Public Facilities Corporation
Standby Bond Purchase Agreement
Veterans Administration
XL Capital Assurance

See Notes to Schedule of Investments.

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

Summary of Investments by Industry *	7/31/2005

Hospitals	15.9%
Education	13.5
Life Care Systems	11.6
Industrial Development	6.3
Pre-Refunded	5.7
Transportation	5.7
Pollution Control	4.8
Utilities	4.3
Public Facilities	3.6
Multi-Family Housing	3.1
Cogeneration Facilities	2.7
Tobacco	2.7
Single-Family Housing	2.3
General Obligation	1.4
Water & Sewer	0.9
Escrowed to Maturity	0.7
Tax Allocation	0.6
Miscellaneous	14.2

Total	100.0%

* As a percent of total investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”)—Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings
(unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Municipal High Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or for which market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit risk. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,007,403
Gross unrealized depreciation	(9,023,883)

Net unrealized depreciation	$(1,016,480)

At July 31, 2005, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. Treasury Bonds	400	9/05	$46,525,000	$46,125,000	$400,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Municipal High Income Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date:	September 29, 2005

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date:	September 29, 2005